Financial Information of Parent Company Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	$ (184,518)	$ (130,035)	$ (90,830)
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(81,848)	(51,901)	(34,710)
Other operating income	3,172	2,036	413
Income (Loss) from operations	20,863	31,871	22,877
Earnings (loss) in equity method investment	(35)	151	69
Interest income	2,295	782	856
Exchange differences	(949)	(950)	(119)
Net income	22,193	29,863	21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193	29,863	21,508
Net income	22,193	29,863	21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615	3,722	(48)
Unrealized gain (loss) on foreign currency exchange forward contract	(247)	(506)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319	202	(36)
Transfer to the statements of operations of realized gain on available- for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)		494
Total other comprehensive income, net of tax	8,193	3,912	61
Comprehensive income	30,386	33,775	21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	30,386	33,775	21,569
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(762)	(492)	(313)
Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(8,100)	(3,073)	(1,853)
Other operating income	445	331	196
Income (Loss) from operations	(8,417)	(3,234)	(1,970)
Earnings (loss) in equity method investment	30,106	33,139	22,755
Interest income	457	432	672
Exchange differences	47	(474)	51
Net income	22,193	29,863	21,508
Income attributable to VanceInfo Technologies Inc. shareholders	22,193	29,863	21,508
Net income	22,193	29,863	21,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	8,615	3,722	(48)
Unrealized gain (loss) on foreign currency exchange forward contract	(247)	(506)	145
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	319	202	(36)
Transfer to the statements of operations of realized gain on available- for-sale investment, net tax effect of $87	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)		494
Total other comprehensive income, net of tax	8,193	3,912	61
Comprehensive income	30,386	33,775	21,569
Comprehensive income attributable to VanceInfo Technologies Inc. Shareholders	$ 30,386	$ 33,775	$ 21,569